REVENUES (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
License and research revenue	$ 681,000	$ 1,192,000	$ 4,384,000	$ 4,115,000
Research Revenues			2,036,000	2,647,000
Licenses Revenue			2,348,000	1,468,000
Product sales and services	4,747,000	2,500,000	14,815,000	6,802,000
Other revenues	1,600,000	1,891,000	5,086,000	5,347,000
Deferred Revenue	1,505,000		1,505,000
Bloxiverz [Member]
Sales Revenue, Goods, Net, Total			7,981,000
Sales Revenue, Goods, Gross			9,913,000
Undisclosed Partners [Member]
License and research revenue			4,384,000
Gsk [Member]
Product sales and services			$ 5,802,000	$ 5,946,000